Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity
11. Equity

On June 30, 2020, the Company issued 1,718 shares of common stock, in aggregate, for debt conversions of $1,000 aggregate principal amount of the 8% Notes, related shares of Series C Preferred Stock, and of $4,185 aggregate principal amount of the 10% Note. The Company also issued 93 shares of common stock for Series C Preferred Stock discussed above (Note 10).

Restricted Stock

The Company did not grant restricted stock during the three-month periods ended December 31, 2020 and 2019. Stock-based compensation expense attributable to restricted stock was $176 and $757 during the three-month periods ended December 31, 2020 and 2019, respectively. As of December 31, 2020, there was approximately $641 of unrecognized compensation expense related to restricted stock outstanding.

A summary of restricted stock activity is presented as follows:
	Number of Shares	Weighted Average Fair Value ($)
Non-vested restricted stock outstanding as of September 30, 2020	1,450	1.32
Granted	-	-
Issued	-	-
Non-vested restricted stock outstanding as of December 31, 2020	1,450	1.32

Warrants

No warrants were granted or exercised during the three-month periods ended December 31, 2020 and 2019.

	Number of Shares	Weighted Average Exercise Price Per Share ($)	Weighted Average Remaining Contractual Life	Total Intrinsic Value of Warrants ($)
Warrants outstanding as of September 30, 2020	77	2.00	4.50	-
Granted	-	-	-	-
Expired	-	-	-	-
Warrants outstanding as of December 31, 2020	77	2.00	4.25	-

Warrants exercisable as of September 30, 2020	77	2.00	4.50	-
Warrants exercisable as of December 31, 2020	77	2.00	4.25	-

Stock Options

As of December 31, 2020, there were stock options outstanding under the Company’s Amended and Restated 2013 Incentive Stock Plan. During fiscal 2020, 2013 Incentive Stock Plan was amended to increase available balance by 1,000 stock options. Compensation Committee of the Board of Directors authorized to grant either incentive or non-statutory stock options to employees. Vesting periods are established by the Compensation Committee at the time of grant. All stock options outstanding as of December 31, 2020 and September 30, 2020 were non-statutory stock options, had exercise prices equal to the market price on the date of grant, and had expiration dates ten years from the date of grant.

Stock-based compensation expense attributable to stock options and warrants was $135 and $(160) for the three-month periods ended December 31, 2020 and 2019, respectively. As of December 31, 2020, there was approximately $534 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3.96 years.

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price per share ($)	Weighted Average Remaining Contractual Life (Years)	Total Intrinsic Value of Options ($)

Options outstanding as of September 30, 2020	1,254	2.85	7.34	-
Granted	30	1.10	4.00	-
Forfeited/Expired	(20)	1.26	-	-
Options outstanding as of December 31, 2020	1,264	2.83	7.14	-

Exercisable as of September 30, 2020	749	3.43	6.78	-
Exercisable as of December 31, 2020	850	3.27	6.67	-

On June 30, 2020, the Company issued 1,718 shares of common stock for debt conversion of $1,000 aggregate principal amount of the 8% Notes, related shares of Series C Preferred Stock and 10% Note. The Company also issued 93 shares of common stock for Series C Preferred Stock discussed above (Note 10).

During fiscal 2019 the Company issued 250 shares of common stock for the conversion of approximately 250 shares of Series B Convertible Preferred Stock (See Note 12).

Restricted Stock

The Company granted 450 and 400 shares of restricted common stock in fiscal 2020 and 2019, respectively. The restricted shares are to be earned over a three-year period and cliff vest at the end of the third year from the date of grant. Stock-based compensation expense attributable to restricted stock was $1,150 and $819 in fiscal 2020 and fiscal 2019, respectively. As of September 30, 2020, there was $818 of unrecognized compensation expense related to restricted stock outstanding. On November 23, 2019, 500 shares of restricted common stock held by the Company’s former president became fully vested upon his passing. These shares were issued during fiscal 2020.

A summary of restricted stock activity is presented as follows:

	Number of Shares	Weighted Average Fair Value ($)
Non-vested restricted stock outstanding as of September 30, 2018	1,100	2.21
Granted	400	0.52
Issued	-	-
Non-vested restricted stock outstanding as of September 30, 2019	1,500	1.76
Granted	450	0.85
Issued	(500)	2.21
Non-vested restricted stock outstanding as of September 30, 2020	1,450	1.32

Warrants

No warrants were granted or exercised during fiscal 2020 or fiscal 2019.

A summary of warrant activity is presented as follows:

	Number of Shares	Weighted Average Exercise Price Per Share ($)	Weighted Average Remaining Contractual Life	Total Intrinsic Value of Warrants ($)
Warrants outstanding as of September 30, 2018	497	3.84	2.87	67
Granted	-	-	-	-
Expired	(58)	2.00	-	-
Warrants outstanding as of September 30, 2019	439	4.09	1.39	-
Granted	-	-	-	-
Expired	(362)	4.53	-	-
Warrants outstanding as of September 30, 2020	77	2.00	4.50	-

Warrants exercisable as of September 30, 2019	439	4.09	1.39	-
Warrants exercisable as of September 30, 2020	77	2.00	4.50	-

Stock Options

As of September 30, 2020, there were stock options outstanding under the Company’s Amended and Restated 2013 Incentive Stock Plan. During fiscal 2020, 2013 Incentive Stock Plan was amended to increase available balance by 1,000. The plan granted specified numbers of options to non-employee directors, and they authorized the Compensation Committee of the Board of Directors to grant either incentive or non-statutory stock options to employees. Vesting periods are established by the Compensation Committee at the time of grant. All stock options outstanding as of September 30, 2020 and September 30, 2019 were non-statutory stock options, had exercise prices equal to the market price on the date of grant, and had expiration dates ten years from the date of grant.

Stock-based compensation expense attributable to stock options and warrants was $409 and $1,367 in fiscal 2020 and fiscal 2019, respectively. As of September 30, 2020, there was approximately $652 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3.95 years.

A summary of stock option activity is as follows:
	Number of Shares	Weighted Average Exercise Price per share ($)	Weighted Average Remaining Contractual Life (Years)	Total Intrinsic Value of Options ($)
Options outstanding as of September 30, 2018	1,578	3.76	7.53	142
Granted	437	1.81	-	-
Forfeited	(281)	4.05	-	-
Options outstanding as of September 30, 2019	1,734	3.22	7.84	-
Granted	75	0.54	-	-
Forfeited	(555)	3.68	-	-
Options outstanding as of September 30, 2020	1,254	2.85	7.34	-

Exercisable as of September 30, 2019	720	4.24	6.50	-
Exercisable as of September 30, 2020	749	3.43	6.78	-

The fair value of stock options granted was made using the Black-Scholes option pricing model and the following assumptions:

	2020	2019
Weighted average fair value of options	$0.49	$1.65
Weighted average risk-free interest rate	0.71%	2.94%
Weighted average volatility factor	108%	104%
Weighted average expected life (years)	10	10